Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
14. Income Taxes
Cayman Islands
     Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
     The Company’s subsidiaries incorporated in the BVI are not subject to taxation.
Hong Kong
     Focus Media (China) Holding Ltd. is subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit. No Hong Kong profit tax has been provided as the Group does not have assessable profit that is earned in or derived from Hong Kong during the years presented.
PRC
     Prior to January 1, 2008, pursuant to the PRC Income Tax Laws, the Company’s subsidiaries and VIEs were generally subject to Enterprise Income Tax (“EIT”) at a statutory rate of 33%, which comprised 30% national income tax and 3% local income tax.
     On January 1, 2008, a new EIT law (“New Law”) in China took effect. The New Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The New Law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the New Law and which were entitled to a preferential tax treatment under the PRC Income Tax Laws, such as a reduced tax rate or a tax holiday.
     On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. Preferential tax treatments will continue to be granted to industries and projects that are strongly supported and encouraged by the state, and enterprises that qualify as “new and high technology enterprises strongly supported by the state (“HNTE”) under the New Law will be entitled to a 15% preferential EIT rate.
     On the same date, the State Council also issued the Notice of the State Council concerning Implementation of Transitional Tax Incentives for HNTE newly-established in Special Economic Zones and Shanghai Pudong New Area (“Circular 40”), which provides guidance of the income tax incentives for high tech companies established in the Special Economic Zones and Shanghai Pudong New Area, which enterprise income tax is exempted for the first and second year and levied at half-rate of 25% statutory rate from the third to fifth year.
     Most of the Company’s subsidiaries and VIEs transitioned from 33% to 25%, effective January 1, 2008. Those that enjoyed a lower tax rate of 15% as high-tech companies under the PRC Income Tax Laws will transition to the uniform tax rate of 25% from 2008 unless they obtain the HNTE status under the New Law. The Group has thus generally applied the 25% rate in calculating its deferred tax balances. Subsidiaries and VIEs with temporary differences reversing during the holiday period have used the reduced rates in calculating their deferred tax balance.
     Among the subsidiaries and VIEs, Beijing Focus Media Wireless Co., Ltd. and Beijing Kong Zhong Hui Ke Technology Co., Ltd., qualified for the transitional rule under Circular 39 and thus enjoyed 0% for 2008 and enjoy a 50% reduction off the transitional tax rate from 2009 through 2011 based on the transitional rule under the New Law. The Company’s 100% owned subsidiary, Focus Media Information Technology (China) Co., Ltd. was incorporated on August 22, 2008 in Shanghai Pudong New Area, and obtained the HNTE qualification on June 22, 2010. Therefore, Focus Media Information Technology (China) Co., Ltd. is exempted from EIT for the two years ended December 31, 2010 and 2011 and enjoys a 50% reduction off the statutory rate from 2012 through 2014.
     The Group classifies interest and penalties relating to income tax matters within income tax expense. The amount of penalties and interest recorded as of December 31, 2009 and 2010 is immaterial. The Group decreased its liabilities for unrecognized tax benefits by $592,525 and $nil in connection with effective settlement of prior-year tax uncertainties during the years ended December 31, 2009 and 2010, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2008	$8,232,713

Settlements	(3,080,251)
Gross increases-interest accrual	101,926
Transfer to liabilities held for sale	(4,723,905)
Translation adjustment	25,286
Balance at December 31, 2008	$555,769

Transfer from liabilities held for sale	4,723,905
Settlements	(592,525)
Disposition of subsidiaries	(342,250)
Translation adjustment	167,054
Balance at December 31, 2009	$4,511,953

Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958

     According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 (approx. $15,000 under the current exchange rate) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The status of limitations in Hong Kong is six years.
Composition of income tax expense
     All of the Group’s income subject to income tax is generated within the PRC. The current and deferred portion of income tax expense (benefit) included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2008	2009	2010
Current income tax expense	$32,133,257	$8,390,910	$21,970,299
Deferred income tax expense (benefit)	(6,855,130)	5,389,155	365,280

	$25,278,127	$13,780,065	$22,335,579

     A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2008	2009	2010
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operation in other jurisdiction	(3.17%)	(16.73%)	10.90%
Effect of different tax rate applicable to the subsidiaries and VIEs	0.96%	4.49%	(4.75%)
Effect of tax holiday	3.30%	3.46%	(13.22%)
Effect of non-deductible expenses	(33.38%)	(36.07%)	11.04%
Change in valuation allowance	1.47%	2.82%	(11.18%)
Additional tax paid due to conclusion of tax audit	(0.51%)	—	—
Others	0.65%	0.70%	—

Effective tax rate	(5.68%)	(16.33%)	17.79%

     The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	December 31,
	2008	2009	2010
Tax holiday effect	$16,460,124	$3,142,974	$16,593,568
Net income from continuing operations per share effect — basic	$0.03	$0.01	$0.02
Net income from continuing operations per share effect — diluted	$0.03	$0.01	$0.02
     The principal components of the Group’s deferred income tax assets and liabilities, excluding assets held-for-sale are as follows:

	December 31,
	2009	2010
Deferred tax assets:
Net operating loss carry forwards	$11,710,958	$4,677,149
Accrued expenses temporarily non-deductible	6,181,962	14,078,803
Bad debt provision	2,220,947	3,297,574
Difference in fixed assets basis	11,056,535	8,379,571
Others	1,152,928	4,915,559

Total Deferred Tax Assets	32,323,330	35,348,656
Valuation allowance on deferred tax assets	(18,278,239)	(5,183,171)

Net deferred tax assets	$14,045,091	$30,165,485

Classified as:
Current deferred tax assets	3,651,221	22,979,021
Non-current deferred tax assets	10,393,870	7,186,464

Deferred tax liabilities:
Difference in intangible asset basis	2,839,571	1,361,645
Unbilled revenue	10,881,604	20,651,695
Interest or subsidy income receivables	2,583,580	8,666,757
Others	1,207,705	2,945,307

Total deferred tax liabilities	$17,512,460	$33,625,404

Classified as:
Current deferred tax liabilities	12,077,282	23,627,893
Non-current deferred tax liabilities	5,435,178	9,997,511
     As of December 31, 2010, the Group had net operating loss carry forwards of $18,722,908 that can be used against future taxable income. The net operating loss carry forwards will expire if unused in the years ending December 31, 2011 through 2015. The Group operates through multiple subsidiaries and the valuation allowance is considered on an individual subsidiary basis. Where a valuation allowance was not recorded, the Group believes that there was sufficient positive evidence to support its conclusion not to record a valuation allowance as it expects to generate sufficient taxable income in the future.
     The valuation allowance in 2010 has been decreased compared with that of 2009 as the Group has generated taxable income to utilize certain deferred tax assets for the year ended December 31, 2010 and expects to utilize them in the coming years.
     Undistributed earnings of the Group’s PRC subsidiaries and PRC affiliates of approximately $650 million at December 31, 2010 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of post-January 1, 2008 earnings, in the form of dividends or otherwise in the future, the Group would be subject to the then applicable PRC tax laws and regulations.